Geographic and Product Data (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Net Revenues	$ 976,480	$ 596,042	$ 2,515,169	$ 2,326,905	$ 2,240,723
Income before taxes	10,588	21,165	106,044	88,768	121,474
Long Lived Assets, net	$ 145,607	$ 88,303	90,405	88,565	67,659
Canada [Member]
Segment Reporting Information [Line Items]
Net Revenues			183,809	180,549	176,588
Income before taxes			4,087	1,893	4,621
Long Lived Assets, net			8,638	9,956	9,260
U.S. [Member]
Segment Reporting Information [Line Items]
Net Revenues			2,331,360	2,146,356	2,064,135
Income before taxes			101,956	86,875	116,853
Long Lived Assets, net			$ 81,767	$ 78,609	$ 58,399